Transactions With Affiliates - Commodity Price Per Unit Table (details)	Dec. 31, 2012
Ethane [Member] | Year 2016 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	23.11
Ethane [Member] | Minimum [Member] | Year 2013 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	18.32
Ethane [Member] | Minimum [Member] | Year 2014 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	18.36
Ethane [Member] | Minimum [Member] | Year 2015 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	18.41
Ethane [Member] | Maximum [Member] | Year 2013 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	30.10
Ethane [Member] | Maximum [Member] | Year 2014 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	30.53
Ethane [Member] | Maximum [Member] | Year 2015 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	23.41
Public Utilities, Inventory, Propane [Member] | Year 2016 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	52.90
Public Utilities, Inventory, Propane [Member] | Minimum [Member] | Year 2013 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	45.90
Public Utilities, Inventory, Propane [Member] | Minimum [Member] | Year 2014 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	46.47
Public Utilities, Inventory, Propane [Member] | Minimum [Member] | Year 2015 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	47.08
Public Utilities, Inventory, Propane [Member] | Maximum [Member] | Year 2013 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	55.84
Public Utilities, Inventory, Propane [Member] | Maximum [Member] | Year 2014 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	53.78
Public Utilities, Inventory, Propane [Member] | Maximum [Member] | Year 2015 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	52.99
Isobutane [Member] | Year 2016 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	73.89
Isobutane [Member] | Minimum [Member] | Year 2013 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	60.44
Isobutane [Member] | Minimum [Member] | Year 2014 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	61.24
Isobutane [Member] | Minimum [Member] | Year 2015 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	62.09
Isobutane [Member] | Maximum [Member] | Year 2013 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	77.66
Isobutane [Member] | Maximum [Member] | Year 2014 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	75.13
Isobutane [Member] | Maximum [Member] | Year 2015 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	74.02
Normal Butane [Member] | Year 2016 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	64.93
Normal Butane [Member] | Minimum [Member] | Year 2013 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	53.20
Normal Butane [Member] | Minimum [Member] | Year 2014 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	53.89
Normal Butane [Member] | Minimum [Member] | Year 2015 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	54.62
Normal Butane [Member] | Maximum [Member] | Year 2013 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	68.24
Normal Butane [Member] | Maximum [Member] | Year 2014 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	66.01
Normal Butane [Member] | Maximum [Member] | Year 2015 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	65.04
Natural Gasoline [Member] | Year 2016 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	81.68
Natural Gasoline [Member] | Minimum [Member] | Year 2013 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	70.89
Natural Gasoline [Member] | Minimum [Member] | Year 2014 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	71.85
Natural Gasoline [Member] | Minimum [Member] | Year 2015 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	72.88
Natural Gasoline [Member] | Maximum [Member] | Year 2013 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	92.23
Natural Gasoline [Member] | Maximum [Member] | Year 2014 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	83.04
Natural Gasoline [Member] | Maximum [Member] | Year 2015 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	81.82
Per Million British Thermal Units Of Natural Gas [Member] | Year 2016 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	4.87
Per Million British Thermal Units Of Natural Gas [Member] | Minimum [Member] | Year 2013 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	3.75
Per Million British Thermal Units Of Natural Gas [Member] | Minimum [Member] | Year 2014 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	4.45
Per Million British Thermal Units Of Natural Gas [Member] | Minimum [Member] | Year 2015 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	4.66
Per Million British Thermal Units Of Natural Gas [Member] | Maximum [Member] | Year 2013 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	6.09
Per Million British Thermal Units Of Natural Gas [Member] | Maximum [Member] | Year 2014 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	6.20
Per Million British Thermal Units Of Natural Gas [Member] | Maximum [Member] | Year 2015 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	5.96
Condensate [Member] | Year 2016 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	81.68
Condensate [Member] | Minimum [Member] | Year 2013 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	74.04
Condensate [Member] | Minimum [Member] | Year 2014 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	75.22
Condensate [Member] | Minimum [Member] | Year 2015 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	76.47
Condensate [Member] | Maximum [Member] | Year 2013 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	85.84
Condensate [Member] | Maximum [Member] | Year 2014 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	83.04
Condensate [Member] | Maximum [Member] | Year 2015 [Member]
Commodity Price Risk Swap [Line Items]
Commodity Swap Fixed Price	81.82